Convertible senior notes	12 Months Ended
Dec. 31, 2025
Convertible Senior Notes
Convertible senior notes

18. Convertible senior notes

On June 19, 2025, the Group issued convertible senior notes for an aggregate principal amount of US$ 150 million due on July 1, 2030 unless earlier converted, redeemed or repurchased (the “2030 Note”). The 2030 Notes are senior, unsecured obligations of the Group and bear interest at a rate of 2.50% per year, payable semi-annually in arrears on January 1 and July 1 of each year, beginning on January 1, 2026. The initial conversion rate of the 2030 Notes is 80.8865 ADSs per US$1,000 principal amount of the Notes, which is equivalent to an initial conversion price of approximately US$12.36 per ADS.

Each holder of the 2030 Notes has a right at such holder’s option to require the Company to repurchase cash all or any portion of the principal that is equal to US$1,000 or a multiple of US$1,000, on July 3, 2028 (the “Repurchase Date”). In addition, if a fundamental change occurs, each holder has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2030 Notes. The Company believes that the likelihood of occurrence of the fundamental change is remote.

The 2030 Notes are generally not redeemable prior to the maturity date on July 1, 2030, except that the Company may, at its option, redeem all but not part of the 2030 Notes if less than 10% of the aggregate principal amount of the Notes originally issued remains outstanding at such time or the Company has or will become obligated to pay holders additional amount due to certain changes in tax law of the relevant jurisdiction. As of December 31, 2025, there has been no such change in tax laws occurred.

The Company accounted for the 2030 Notes as a single instrument as a long-term debt measured at its amortized cost. The debt issuance cost of US$5.5 million was recorded as reduction to the long-term debts and are amortized as interest expense using the effective interest method.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)